LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated May 9, 2019

to the Prospectus Dated May 1, 2019

This Supplement describes important changes that are being made to the investment options available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

With respect to the BlackRock and Invesco investment options, this Supplement will alter the Prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

The BlackRock investment option changed its name on May 1, 2019 and the Invesco will change on or about May 28, 2019.

On page two of the Prospectus, under Separate Account Investment Options, the following name will change:

Old Name	New Name
BlackRock iShares® Dynamic Allocation V.I. Fund	BlackRock 60/40 Target Allocation ETF V.I. Fund

Under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS the following will be effective as noted above:

The BlackRock investment option has changed names as of May 1, 2019:

Old Name	New Name
BlackRock iShares® Dynamic Allocation V.I. Fund	BlackRock 60/40 Target Allocation ETF V.I. Fund

Invesco Advisers, Inc. will become the investment adviser on or about May 28, 2019, for the following:

Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class (Formerly Oppenheimer Discovery Mid Cap Growth)
Invesco Oppenheimer Global Fund/VA Service Class (Formerly Oppenheimer Global Fund)
Invesco Oppenheimer International Growth Fund/VA Service Class (Formerly Oppenheimer International Growth Fund)
Invesco Oppenheimer Main Street Fund/VA Service Class (Formerly Oppenheimer Main Street Fund)
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class (Formerly Oppenheimer Main Street Small Cap Fund)
Invesco Oppenheimer Total Return Bond Fund/VA Service Class (Formerly Oppenheimer Total Return Bond Fund)

Under APPENDIX C – CONDENSED FINANCIAL INFORMATION the following will change names:

Old Name	New Name
BlackRock iShares® Dynamic Allocation V.I. Fund	BlackRock 60/40 Target Allocation ETF V.I. Fund

A corresponding name change is hereby made throughout the Prospectus and SAI.

*                      *                      *

If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this Supplement for future reference.